Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment
Summary of property and equipment

	2020	2019
Furniture and fixtures	$298,877	$298,877
Drug storage equipment	115,054	115,054
Computer equipment	475,798	111,574
Leasehold improvements	1,239,147	1,252,885
	2,128,876	1,778,390
Less accumulated depreciation	(1,593,492)	(1,152,112)
Property and equipment, net	$535,384	$626,278